Personnel expenses - Pensions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Pension expense	kr 4.0	kr 4.0	kr 6.0
Expected weighted average remaining service time for active employees	9 years 11 months 26 days	10 years 5 months 23 days
Expected weighted average duration for the present value	14 years 11 months 12 days	15 years 9 months 21 days
Average salary for active employees	kr 1.0	kr 0.9
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years